As filed with the Securities and Exchange Commission on March 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08428

The Tocqueville Alexis Trust
(Exact name of registrant as specified in charter)

The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Colin C. Ferenbach
The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-953-2322
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments.

The Tocqueville Alexis Fund
Schedule of Investments
January 31, 2006
(Unaudited)
Number of
Shares			Value
		COMMON STOCKS - 95.45%
		Banks - 16.25%
40,000		East West Bancorp, Inc.	$1,476,400
30,000		First Midwest Bancorp, Inc.	1,047,300
125,000		Hang Seng Bank Ltd. - ADR (HK)	1,667,800
28,706		HSBC Holdings PLC - ADR (UK)	2,387,765
17,500		M&T Bank Corp.	1,895,250
35,000		Marshall & Isley Corp.	1,467,900
52,500		Mercantile Bankshares Corp.	1,992,375
25,000		Zions Bancorp.	1,976,750
			13,911,540

		Beverages - 1.67%
50,000		Koninklijke Grolsch N.V. - (NETH)	1,427,807

		Building & Housing - 1.73%
50,000		Masco Corp.	1,482,500

		Consumer Non-Durables - 2.24%
35,000		Colgate-Palmolive Co.	1,921,150

		Diversified Manufacturing - 2.12%
25,000		3M Co.	1,818,750

		Drug & Hospital Supplies - 15.68%
25,000		Eli Lilly and Company	1,415,500
40,000		Johnson & Johnson	2,301,600
30,000		Medtronic, Inc.	1,694,100
40,000		Novartis AG - ADR (CH)	2,206,400
50,000		Pfizer Inc.	1,284,000
35,000		Sepracor, Inc. *	1,991,850
30,000		Stryker Corp.	1,497,000
15,000		Zimmer Holdings, Inc. *	1,034,250
			13,424,700

		Food Services - 1.79%
50,000		Sysco Corp.	1,534,000

		Furnishings & Appliances - 1.73%
60,000		Leggett & Platt, Inc.	1,477,200

		Healthcare - 2.08%
30,000		United Health Group, Inc.	1,782,600
		COMMON STOCKS - (cont'd.)
		Information Technology - 15.23%
40,000		Automatic Data Processing, Inc.	$1,757,600
100,000		Cisco Systems, Inc.*	1,857,000
55,000		Dell, Inc.*	1,612,050
200,000		EMC, Corp.*	2,680,000
70,000		Intel Corp.	1,488,900
65,000		Microsoft Corp.	1,829,750
60,000		Molex, Inc.	1,815,000
			13,040,300

		Insurance - 6.97%
30,000		American International Group, Inc.	1,963,800
60,000		Hannover Rueckverischerung AG - (GER)	2,271,125
50,000		Willis Group - (UK)	1,735,500
			5,970,425

		Office Supplies & Forms - 2.79%
40,000		Avery Dennison Corp.	2,389,600

		Oil - Domestic/International - 6.16%
21,880		Devon Energy Corp.	1,492,435
30,000		Murphy Oil Corp.	1,710,000
15,000		Total SA - ADR (FR)	2,074,950
			5,277,385

		Paper & Forest Products - 2.44%
30,000		Weyerhaeuser Co.	2,092,800

		Publishing - 6.11%
40,000		Dow Jones & Company, Inc.	1,520,400
25,000		Getty Images, Inc.*	2,041,250
44,000		John Wiley & Sons, Inc. - Class A	1,667,600
			5,229,250

		Real Estate Investment Trust - 4.22%
70,000		General Growth Properties, Inc.	3,612,000

		Retailing - 4.09%
75,000		Borders Group, Inc.	1,846,500
35,000		Carrefour SA - (FR)	1,652,733
			3,499,233
		COMMON STOCKS - (cont'd.)
		Telecommunications - 2.15%
100,000		Nokia Corp. - ADR (FI)	$ 1,838,000

		Total Common Stocks (cost $60,717,200)	81,729,240
Principal
Amount
		SOVEREIGN DEBT OBLIGATIONS - 2.80%
2,000,000		France O.A.T., 2.28%, 1/25/09	2,396,287
		(cost $2,397,733)

Number of		SHORT-TERM INVESTMENTS - 1.30%
Shares		Money Market Funds - 1.30%
1,116,414		Fidelity Institutional Money Market Portfolio	1,116,414

		Total Short-Term Investments (cost $1,116,414)	1,116,414

		TOTAL INVESTMENTS - 99.55%	$ 85,241,941
		(cost $64,231,347)
		64,534,497.00
		Other Assets in Excess of Liabilities - 0.45%	386,022

		TOTAL NET ASSETS - 100.00%	$ 85,627,963

		Country Abbreviations:
		(CH) - Switzerland
		(FR) - France
		(FI) - Finland
		(GER) - Germany
		(HK) - Hong Kong
		(NETH) - Netherlands
		(UK) - United Kingdom

	*	Non-income producing security
	ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at January 31, 2006 was as follows*:

Cost of investments	$64,231,347
Gross unrealized appreciation	21,486,151
Gross unrealized depreciation	(475,557)
Net unrealized appreciation	$21,010,594

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Alexis Trust

By (Signature and Title)  /s/ Colin C. Ferenbach
                                           Colin C. Ferenbach, President

Date           March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Colin C. Ferenbach
                                                Colin C. Ferenbach, President

Date          March 30, 2006

By (Signature and Title)*    /s/ Steve Tyrrell
                                                 Steve Tyrrell, Treasurer

Date         March 30, 2006

* Print the name and title of each signing officer under his or her signature.